The impact of the restatement on the Consolidated Balance sheets as of December 31, 2022 is presented below. (Details)	Dec. 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Accrued expenses and other current liabilities	$ 4,381,083
Contract liability (previously termed as Deferred revenue)	5,820,450
Previously stated [member]
IfrsStatementLineItems [Line Items]
Accrued expenses and other current liabilities	3,809,540
Contract liability (previously termed as Deferred revenue)	6,391,993
Increase (decrease) due to corrections of prior period errors [member]
IfrsStatementLineItems [Line Items]
Accrued expenses and other current liabilities	571,543
Contract liability (previously termed as Deferred revenue)	$ (571,543)